Fair Value of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Debt instrument maturity	2014
U S Private Placement Short Term
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	110.0
Debt instrument maturity	2012